CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	69,393	169,743	24,610
Short-term investments	1,029,472	—	—
Prepayments and other assets	53,618	34,141	4,951
Amounts due from subsidiaries (other than WFOE)*	5,408,311	4,354,380	631,326
Amounts due from WFOE	100,000	100,000	14,499
Total current assets	6,660,794	4,658,264	675,386
Non-current assets:
Investments in subsidiaries	5,328,424	5,518,634	800,127
Total non-current assets	5,328,424	5,518,634	800,127
Total assets	11,989,218	10,176,898	1,475,513
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	182,075	1,309,490	189,858
Income tax payable	3,307	2,764	401
Amounts due to WFOE	4,840	5,287	767
Amounts due to VIEs and VIEs’ subsidiaries	6	43,987	6,377
Amounts due to related parties	829	—	—
Total current liabilities	191,057	1,361,528	197,403
Other liabilities	1,194,212	14,350	2,081
Total non-current liabilities	1,194,212	14,350	2,081
Total liabilities	1,385,269	1,375,878	199,484
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,810 and 3,805,284,801 shares issued, 3,646,381,840 and 3,508,413,941 shares outstanding as of December 31, 2021 and 2022, respectively)	24,782	25,062	3,634
Treasury shares	—	(208,385)	(30,213)
Additional paid-in capital	18,245,801	18,648,205	2,703,736
Accumulated deficit	(7,458,752)	(10,116,936)	(1,466,818)
Accumulated other comprehensive (loss) income	(207,882)	453,074	65,690
Total Kingsoft Cloud Holdings Limited shareholders’ equity	10,603,949	8,801,020	1,276,029
Total liabilities and shareholders’ equity	11,989,218	10,176,898	1,475,513

23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Comprehensive Loss

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(27,052)	(40,913)	(148,392)	(21,515)
Total operating expenses	(27,052)	(40,913)	(148,392)	(21,515)
Operating loss
Interest income	10,199	15,224	12,430	1,802
Foreign exchange gain (loss)	30,931	10,198	(39,426)	(5,717)
Other income, net	5,377	9,889	10,372	1,504
Other loss, net	—	—	(37,764)	(5,475)
Share of losses of subsidiaries	(171,421)	(121,100)	(264,260)	(38,313)
Contractual interests in VIEs and VIEs’ subsidiaries**	(809,672)	(1,461,042)	(2,190,364)	(317,573)
Loss before income taxes	(961,638)	(1,587,744)	(2,657,404)	(385,287)
Income tax expense	(621)	(968)	(780)	(113)
Net loss	(962,259)	(1,588,712)	(2,658,184)	(385,400)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(552,788)	(139,442)	660,956	95,830
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,515,047)	(1,728,154)	(1,997,228)	(289,570)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	—	—	—
Comprehensive loss attributable to ordinary shareholders	(1,534,815)	(1,728,154)	(1,997,228)	(289,570)
*	Majority of amounts due from the Company’s subsidiaries were ultimately provided to the VIEs and their subsidiaries by the Company’s subsidiaries. Except for the Company’s investments in Camelot, the carrying amounts of investments in subsidiaries and the VIEs were reduced to zero by the Company’s share of contractual interests in cumulative losses as of December 31, 2021, and 2022, and the carrying amounts of “amounts due from subsidiaries” were further adjusted.
**	It represents the primary beneficiary’s share of losses generated from the VIEs and their subsidiaries.

Condensed Statements of Cash Flows

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(6,203,310)	1,178,019	(40,310)	(5,844)
Net cash (used in) generated from investing activities	(218,674)	(1,179,393)	358,010	51,907
Net cash generated from (used in) financing activities	5,945,666	(815)	(215,923)	(31,306)
Effect of exchange rate changes on cash and cash equivalents	3,969	3,570	(1,427)	(208)
Net (decrease) increase in cash and cash equivalents	(472,349)	1,381	100,350	14,549
Cash and cash equivalents at beginning of the year	540,361	68,012	69,393	10,061
Cash and cash equivalents at end of the year	68,012	69,393	169,743	24,610

23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and the VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “investments in subsidiaries” and the subsidiaries’ and the VIEs’ losses as “share of losses of subsidiaries” and “contractual interests in VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company adjusted the carrying amount of “investments in subsidiaries” for its share of the subsidiaries’ and the VIEs’ cumulative losses until the investment balance reaches zero and did not provide for additional losses unless the Company has guaranteed obligations of the subsidiaries’ and the VIEs’ or is otherwise committed to provide further financial support.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.